STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Text Block Supplement [Abstract]
Schedule of Stock Options Roll Forward [Table Text Block]
The following table sets forth the activity of the options to purchase common stock under the 2019 Plan. The prices represent the closing price of the Company’s Common Stock on the OTCQB Market on the respective dates.

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at December 31, 2019	416,030	$5.20-5.80	$5.20	$-	18,009	$5.20	$-
Forfeited	-	$-	$-	-	-	-	-
Vested	-	$-	$-	-	155,041	4.66	-
Exercised	-	$-	$-	-	-	-	-
Granted	265,280	$4.20-5.20	$4.44	-	-	-	-
Balance at June 30, 2020	681,310	$4.20-5.80	$4.93	$-	173,050	$4.71	$-
(1)	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.

The following table sets forth the activity of the options to purchase common stock under the 2019 Plan. The prices represent the closing price of our Common Stock on the OTCQB Market on the respective dates.

	Options Outstanding				Options Exercisable
	Number of Shares	Price per Share Range	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (1)
Balance at December 31, 2018	-	$-	$-	$-	-	$-	$-
Forfeited	-	$-	$-	-	-	-	-
Exercised	-	$-	$-	-	-	-	-
Granted	416,030	$5.20-5.80	$5.20	-	-	-	-
Balance at December 31, 2019	416,030	$5.20-5.80	$5.20	$-	18,009	$5.20	$-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

Six Months ended June 30,
	2020	2019
Risk-free interest rate range	0.48 to 1.65%	-%
Expected life of option-years	5.20 to 5.77	-
Expected stock price volatility	110.8 to 128.0%	-%
Expected dividend yield	-%	-%

The fair value of each option granted is estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

	Years ended December 31,
	2019	2018
Risk-free interest rate range	1.6%	-
Expected life of option-years	2.9	-
Expected stock price volatility	117%	-%
Expected dividend yield	-%	-%

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of the Company’s common stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executes, within our company. We do not currently pay dividends on our common stock nor do we expect to in the foreseeable future.

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2019	$5.20-5.80	416,303	2.6	$5.20	18,009	$5.20
Six Months ended June 30, 2020	$4.20-5.80	681,310	3.2	$4.66	173,050	$4.71
	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 21, 2019	-	69,787
Six months ended June 30, 2020	$-	$596,390

The risk-free interest rate is based on U.S. Treasury interest rates, the terms of which are consistent with the expected life of the stock options. Expected volatility is based upon the average historical volatility of our common stock over the period commensurate with the expected term of the related instrument. The expected life and estimated post-employment termination behavior is based upon historical experience of homogeneous groups, executives and non-executes, within our company. We do not currently pay dividends on our common stock nor do we expect to in the foreseeable future.

		Options Outstanding			Options Exercisable
	Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Life in Years	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price of Options Exercisable
Year ended December 31, 2018	$-	-	-	$-	-	$-
Year ended December 31, 2019	$5.20-5.80	416,030	2.6	$5.20	18,009	$5.20
	Total Intrinsic Value of Options Exercised	Total Fair Value of Options Vested
Year ended December 21, 2018	-	-
Year ended December 31, 2019	$-	$69,787

Nonvested Restricted Stock Shares Activity [Table Text Block]
The following table summarizes our aggregate restricted stock awards and restricted stock unit activity during the six months ended June 30, 2020:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Unvested Shares

Balance at December 31, 2019	16,667	$6.00		$100,000
Granted	70,412	$4.57		$322,080
Vested	(67,956)	$4.72		$(320,971)
Forfeitures	(-)	$-	$	(-)
Balance at June 30, 2020	19,123	$5.29		$101,109

The following table summarizes our aggregate restricted stock awards and restricted stock unit activity in 2019:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value	Aggregate Value of Unvested Shares
Balance at December 31, 2018	-	$-		$-
Granted	20,000	$6.00		$120,000
Vested	(3,333)	$6.00		$(20,000)
Forfeitures	(-)	$-	$	(-)
Balance at December 31, 2019	16,667	$6.00		$100,000